DGA Core Plus Absolute Return ETF

Schedule of Investments

April 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 99.9%	Shares	Value
Capital Group Dividend Value ETF	12,896	$598,503
First Trust Morningstar Dividend Leaders Index Fund	11,918	604,004
First Trust Rising Dividend Achievers ETF	7,904	590,429
First Trust SMID Cap Rising Dividend Achievers ETF	9,333	395,159
First Trust Value Line Dividend Index Fund	12,447	597,581
Franklin International Low Volatility High Dividend Index ETF	14,603	598,285
iShares Core Dividend Growth ETF	18,920	1,394,215
iShares Core High Dividend ETF	37,060	1,018,038
iShares Core S&P 500 ETF	276	199,291
iShares International Select Dividend ETF	13,473	598,067
ProShares Short S&P 500	56,431	1,944,048
Schwab Fundamental U.S. Large Company ETF	33,449	1,006,480
Schwab US Dividend Equity ETF	50,837	1,630,343
SPDR Portfolio S&P 500 Growth ETF	7,061	793,586
SPDR Portfolio S&P 500 High Dividend ETF	17,129	805,919
SPDR Portfolio S&P 500 Value ETF	13,361	800,057
SPDR S&P 500 ETF	277	199,069
Vanguard Dividend Appreciation ETF	6,078	1,390,099
Vanguard Growth ETF	9,506	790,614
Vanguard High Dividend Yield ETF	6,363	1,000,200
Vanguard International High Dividend Yield ETF	6,007	594,092
Vanguard S&P 500 ETF	301	198,835
Vanguard Total Stock Market ETF	3,930	1,391,927
Vanguard Value ETF	3,882	802,720
		19,941,561

TOTAL EXCHANGE TRADED FUNDS (Cost $19,543,972)		19,941,561

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	30,086	30,086

TOTAL SHORT-TERM INVESTMENTS (Cost $30,086)		30,086

TOTAL INVESTMENTS - 100.1% (Cost $19,574,058)		$19,971,647
Liabilities in Excess of Other Assets - (0.1)%		(21,460)
TOTAL NET ASSETS - 100.0%		$19,950,187

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.